MATERIAL ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of significant accounting policies [Abstract]
Warrants	$ 5,087	$ 11,932